Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Entity Addresses [Line Items]
Entity Registrant Name	EVOGENE LTD.
Entity Central Index Key	0001574565
Document Type	20-F
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	No
Entity's Reporting Status Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	50,584,588
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Entity Incorporation State Country Code	L3
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Entity Address, Address Line One	13 Gad Feinstein Street
Entity Address, Address Line Two	Park Rehovot
Entity Address, City or Town	Rehovot
Entity Address, Postal Zip Code	7638517
Entity Address, Country	IL
Security Exchange Name	NASDAQ
Entity File Number	001-36187
Document Accounting Standard	International Financial Reporting Standards
Trading Symbol	EVGN
Title of 12(b) Security	Ordinary shares, par value NIS 0.02 per share
Auditor Firm ID	1281
Auditor Location	Tel-Aviv, Israel
Auditor Name	KOST FORER GABBAY & KASIERER
Document Financial Statement Error Correction [Flag]	false
ICFR Auditor Attestation Flag	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	13 Gad Feinstein Street
Entity Address, Address Line Two	Park Rehovot
Entity Address, City or Town	Rehovot
Entity Address, Postal Zip Code	7638517
Entity Address, Country	IL
Contact Personnel Name	Ofer Haviv
City Area Code	972
Local Phone Number	8-931-1900